Financial risk management - Summary of offsetting financial liabilities (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Offsetting financial liabilities [Line Items]
Financial assets pledged as collateral for liabilities	₩ 586,768	₩ 365,074
Equity and Derivative Linked Securities
Offsetting financial liabilities [Line Items]
Financial liabilities	₩ 7,966,828	₩ 7,541,895